Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of fair value of the identifiable net assets
	December 31,	December 31,
	2022	2021
Gross carrying value of goodwill
Zhong Chuan Rui You	$7,239,936	$7,239,936
Superengine	4,488,664	4,488,664
BotBrain	3,849,207	3,849,207
Saleya	71,808,110	71,808,110
PICO	377,665	-
Less: impairment
Zhong Chuan Rui You	(3,619,968)	(3,619,968)
Superengine	-	-
BotBrain	(3,849,207)	(1,994,986)
Saleya	-	-

Net carrying value of goodwill
Zhong Chuan Rui You	3,619,968	3,619,968
Superengine	4,488,664	4,488,664
BotBrain	-	1,854,221
Saleya	71,808,110	71,808,110
PICO	377,665	-
	$80,294,407	$81,770,963